UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road King of Prussia, PA	19406
(Address of principal executive offices)	(Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2008

Institutional Money Market Fund

Allegiant
ADVANTAGE FUND
AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

ALLEGIANT

ADVANTAGE FUND ANNUAL REPORT

Allegiant Advantage Institutional Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Advantage Institutional Money Market Fund (the “Fund”) carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at AllegiantFunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with Allegiant Asset Management Company and is not a bank. Allegiant Asset Management Company is a registered trademark of National City Corporation®.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allegiant Advantage Institutional Money Market Fund

CHAIRMAN’S MESSAGE

JULY 2008

Dear Shareholders:

We are pleased to provide you with important annual financial information about Allegiant Advantage Institutional Money Market Fund, as well as a review of the financial markets and events shaping global markets. As of May 31, 2008, total assets of the Fund increased to $2.56 billion, representing a 21% growth in assets for the fiscal year.

The investment team continues to manage the Fund within the strict guidelines established by Moody’s and Standard & Poor’s to receive their highest money market fund ratings.

We encourage you to review the audited financial information contained in this report. You may also wish to visit our web site at www.AllegiantFunds.com for additional information on this Fund or other funds offered by Allegiant. If you have any questions regarding Allegiant Advantage Institutional Money Market Fund or the information contained in this report, you may also contact an Allegiant representative at 1-800-364-4890.

We thank you for your continued confidence in Allegiant Advantage Institutional Money Market Fund and for making us a part of your investment portfolio.

Sincerely,

/s/ Robert D. Neary
Robert D. Neary
Chairman

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“Analysts debate whether or not we are in a recession, but popular opinion holds that we are...”

The Economy in Review

The past year has been difficult for the American economy. Growth slowed to a crawl as an accelerated housing market decline combined with soaring commodity prices. While real GDP growth posted a respectable 2.5 percent gain for the year ended March 31, 2008, which is the latest data available, the second half of that period was barely positive. Analysts debate whether or not we are in a recession, but popular opinion holds that we are; consumer confidence has fallen to the lowest level since the early 1990s, and business sentiment is only marginally better.

To be sure, the housing market collapse was something of a surprise. After all, sales established an encouraging plateau by the spring of 2007 and the worst of the correction had apparently played out. Unappreciated, however, was the vicious interplay of previously lax underwriting, mounting defaults and dramatically tighter credit conditions. When it became evident by summer that mortgage losses would exceed even pessimistic predictions, capital fled en masse. Commercial paper funding for conduits underpinning the secondary market for nonconforming mortgages dried up and the flow of credit to prospective homebuyers immediately constricted, leading to further sales declines, weaker prices, increased defaults, and so on.

At the same time, commodity prices climbed to the stratosphere. The Commodity Research Bureau’s composite index of spot market prices, for example, advanced 20 percent by May 2008, with six of seven sub-indices hitting all-time records. Oil price gains were most astonishing — West Texas Intermediate doubled from approximately $65/bbl to $130/bbl since June of 2007. All in all, Allegiant estimates that these price increases reduced real income by 1 percent over the past year.

Fortunately, overseas growth proved resilient in the context of a lackluster domestic economy. The International Monetary Fund estimates that global GDP growth was an impressive 4.9 percent in 2007 (including the U.S.). Combined with the weakest dollar exchange rate since 1995, this provided a vital lifeline through rising net exports, adding more than a full percentage point to real GDP growth.

Fixed Income Markets

As downside risks to the economy grew, the yield curve remained flat in anticipation of easing by the Federal Reserve Board. While its initial actions were reluctant and modest, the Fed took more aggressive — and creative — actions with the passage of time. It began in August 2007, halving the customary discount rate spread of 100 basis points over the federal funds target of 5.25 percent. But by May 2008, the fed funds target was 2 percent, with a discount rate just 25 basis points higher.

Ordinarily, money market spreads would move in sync with the Fed’s actions, but the past year was hardly ordinary in this regard. As credit woes mounted and confidence in agency ratings crumpled, credit and term spreads widened sharply. This was first evident in the asset-backed commercial paper market, as highly rated conduits were exposed as less than investment grade. In time, the interbank market was similarly stricken by a combination of elevated liquidity preferences and counterparty risk aversion. LIBOR — which many now believed to have been understated — nonetheless hit all-time highs relative to risk-free alternatives.

Commentary provided by Allegiant Asset Management Company (the “Adviser”) as of May 31, 2008

“...overall GDP growth is expected to continue to be subpar for the balance of the year.”

The bond market was similarly whipsawed by developments. Starting from a moment of extraordinary confidence (yield spreads on high-yield bonds at an all-time low in June 2007), corporate credit spreads widened to recession-like levels by March 2008, peaking around the time of the Bear Stearns collapse. Additionally, skyrocketing commodity prices caused inflation risk premiums to surge, and the initially flat yield curve steepened appreciably by the period’s end.

Fixed income markets seem assuaged by the Fed’s various liquidity-enhancing initiatives and stimulative fiscal policies, though inflation worries remain high. Looking ahead, we expect both credit and inflation premiums to diminish, though the process will be initially intermittent and slow.

Equity Markets

U.S. equities shuddered in sympathy with the commercial paper market dislocations of August 2007, only to rebound quickly and move on to a new record high early in October. Thinking at the time was largely about containment. So long as stress was restricted to homebuilders and financials, the consensus held, earnings and prices would continue to rise.

This viewpoint correctly identified the uneven nature of results, but it also underestimated the magnitude of homebuilder and financial sector losses. With all but three of the S&P 500® companies’ first quarter results now in, operating earnings per share were down 13 percent, even though companies outside of homebuilding and financials delivered an 11 percent gain. Ultimately, this overall decline undercut equity prices, which formally entered correction territory in March, 12 percent below the October high.

Advanced overseas markets fared worse on a home currency basis, but broadly outperformed for U.S. investors after factoring in the translation effects of a falling dollar. Emerging markets shone the brightest, outperforming solidly on a home currency basis and even more after translated into U.S. dollars.

The Outlook

Though the current market environment feels like a recession to most, the facts don’t support the designation. Output hasn’t declined for a single quarter and we’re optimistic that it won’t. Nonetheless, difficulties are likely to persist over the months immediately ahead. Unless commodity prices head south fast, the burden on consumers should linger through the summer months. And the housing market, best described as bottoming, is not expected to add meaningfully to growth until 2009. A generous dose of fiscal stimulus could prevent the economy from backsliding, but overall GDP growth is expected to continue to be subpar for the balance of the year. We expect real gains to trend around 2 percent.

Next year seems slated for pick-up, however. Bloated inventories of unsold homes should be pared down to tolerable levels and moderating appetites for expensive commodities are expected to dampen demand and price inflation. Meanwhile, the nation’s improving foreign trade performance should only get better as the lagging effects of today’s weak currency continue to yield dividends.

Commentary provided by Allegiant Asset Management Company as of May 31, 2008

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

The return to economic normalcy should be accompanied by a more normal interest rate environment, too. Ultimately, the Fed is expected to return the federal funds rate to a neutral level of 3.5 percent to 4.5 percent. Concurrently, elevated risk and term premiums should revert to less skittish levels.

Despite higher interest rates, equities appear slated for gains as well. Even though the underlying trend for corporate earnings is only moderate, the spike of loan losses that recently weighed so heavily on financials is likely to abate.

Commentary provided by Allegiant Asset Management Company as of May 31, 2008

Allegiant Advantage Institutional Money Market Fund

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLE

The table below presents portfolio holdings as a percentage of total investments as of May 31, 2008.

Commercial Paper	41.8%
Certificates of Deposit	19.6
Corporate Bonds	19.1
Repurchase Agreements	12.8
Money Market Funds	3.1
Funding Agreements	1.8
U.S. Government Agency Obligation	1.0
Master Note	0.8
100.0%

All mutual funds have operating expenses. As a shareholder of the Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2007 to May 31, 2008).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Table

	Beginning Account Value 12/1/07	Ending Account Value 5/31/08	Annualized Expense Ratio*	Expenses Paid During Period**
Actual
Institutional Class	$1,000.00	$1,018.10	0.17%	$0.86
Advisor Class	1,000.00	1,017.86	0.22	1.11

Hypothetical***
Institutional Class	1,000.00	1,024.15	0.17	0.86
Advisor Class	1,000.00	1,023.90	0.22	1.11

*	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (December 1, 2007 to May 31, 2008) and may be different from the expense ratio in the Financial Highlights which is for the year ended May 31, 2008.
**	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
***	Assumes annual return of 5% before expenses.

Allegiant Advantage Institutional Money Market Fund

TRUSTEES AND OFFICERS OF THE TRUST

Name, Address[1] Age	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past 5 Years/ Other Directorships[3] Held by Board Member	Number of Portfolios in the Fund Complex Overseen by Trustee[4]
Independent Trustees

Robert D. Neary 74	Chairman of the Board and Trustee	Since August 1998	Retired; Co-Chairman of Ernst & Young, 1984 - 1993; Director, Commercial Metals Company.	32
Dorothy A. Berry 64	Trustee	Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986; Chairman and Director, Professionally Managed Portfolios.	32
Kelley J. Brennan 66	Chairman of the Audit Committee	Since August 2007	Retired; Partner, PricewaterhouseCoopers LLP, 1981 - 2002.	32

	Trustee	Since April 2006
John F. Durkott 64	Trustee	Since August 1998	President and Chief Executive Officer, Kittle’s Home Furnishings Center, Inc. (“Kittle’s”), since January 2002; Partner, Kittle’s Bloomington Properties LLC, 1981 - 2003; KK&D LLC, 1989 - 2003; KK&D II LLC, 1998 - 2003 (affiliated real estate companies of Kittle’s).	32
Richard W. Furst 69	Trustee	Since August 1998	Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), since 2003, Garvice D. Kincaid Professor of Finance, 2000-2003, Dean and Professor of Finance, 1981-2003, Gatton College of Business and Economics, University of Kentucky; Director, Central Bank & Trust Co.; Director, Central Bancshares.	32
Gerald L. Gherlein 70	Trustee	Since August 1998	Retired; Executive Vice President and General Counsel, Eaton Corporation (global manufacturing), 1991 - 2000.	32
Dale C. LaPorte 66	Trustee	Since April 2005	Senior Vice President and General Counsel, Invacare Corporation (manufacturer of health care products), since December 2005; Partner, 1974 - 2005 and Chairman of Executive Committee, 2000 - 2004, Calfee, Halter & Griswold LLP.	32
Kathleen Cupper Obert 49	Trustee	Since August 2002	Chairman and Chief Executive Officer, Edward Howard & Co. (public relations agency), since 2000.	32

Interested Trustees

Timothy L. Swanson[5] 40	President, CEO and Chief Legal Officer	Since February 2006	Executive Vice President and Chief Investment Officer, National City Corporation (bank holding company), since February 2003; Managing Director and Head of Equity Management, Evergreen Private Asset Management, 2002 - 2003; Senior Vice President and Head of Equity Securities, Wachovia Asset Management, 1999 - 2002.	32
	Trustee	Since April 2006

Officers

Kathleen T. Barr[6] 200 Public Square, 5th Floor Cleveland, OH 44114 53	Senior Vice President, Chief Administrative Officer and Chief Compliance Officer	Since February 2003	Senior Vice President (formerly Vice President), National City Bank and Managing Director, Allegiant Asset Management Group (formerly Armada Funds Group), since June 1999; Managing Director, Allegiant Asset Management Company (formerly National City Investment Management Company), since May 1996.	N/A

Name, Address[1] Age	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past 5 Years/ Other Directorships[3] Held by Board Member	Number of Portfolios in the Fund Complex Overseen by Trustee[4]
Officers
John Kernan[6] 200 Public Square, 5th Floor Cleveland, OH 44114 42	Treasurer	Since May 2008

Senior Vice President (formerly Vice President), National City Bank and Managing Director of Fund Administration, Allegiant Asset Management Group, since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 - 2004.

N/A
	Assistant Treasurer	From February 2005 to May 2008
Patrick Glazar[6] 103 Bellevue Parkway Wilmington, DE 19809 40	Assistant Treasurer	Since May 2008	Senior Vice President and Director, Accounting and Administration, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), since September 2002.	N/A
	Treasurer	From February 2006 to May 2008
Audrey C. Talley[6] One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 54	Secretary	Since February 2005	Partner, Drinker Biddle & Reath LLP (law firm).	N/A
Ronald L. Weihrauch[6] 200 Public Square, 5th Floor Cleveland, OH 44114 31	Assistant Secretary	Since February 2007	Vice President (formerly Assistant Vice President), National City Bank and Director, Legal Administration, Allegiant Asset Management Group, since September 2004; Senior Attorney, Ohio National Financial Services, 2003 - 2004; Associate Attorney, Millikin & Fitton Law Firm, 2001 - 2003.	N/A
David C. Lebisky[6] 760 Moore Road King of Prussia, PA 19406 36	Assistant Secretary	Since February 2007	Vice President and Senior Director, Regulatory Administration, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), since January 2007; Vice President and Director, PFPC Inc., 2002 - 2007.	N/A

[1]	Each Trustee can be contacted by writing to Allegiant Advantage Fund, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114, Attention: John Kernan.
[2]

Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

[3]

Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the Investment Company Act of 1940, as amended. In addition to Allegiant Advantage Fund (“Advantage”), each Trustee serves as a Trustee of Allegiant Funds (“Allegiant”). Mr. Neary and Mr. Swanson also serve as Chairman and President/CEO/Chief Legal Officer, respectively, of Allegiant.

[4]

The “Fund Complex” consists of all registered investment companies for which Allegiant Asset Management Company (the “Adviser”) or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes 1 portfolio of Advantage and 31 portfolios of Allegiant that are offered for sale as of the date of this Annual Report. The Trustees of Allegiant have authorized additional portfolios that have not yet been made available to investors.

[5]

Mr. Swanson is considered to be an “interested person” of Advantage because (1) he is Executive Vice President and Chief Investment Officer of National City Corporation (“NCC”), and (2) he owns shares of common stock and options to purchase common stock of NCC.

[6]

Ms. Barr, Mr. Glazar, Mr. Kernan, Mr. Lebisky, Ms. Talley and Mr. Weihrauch also serve as Officers of Allegiant in their same capacities. Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Advantage and Allegiant from August 2002 to February 2003. In addition, Drinker Biddle & Reath LLP serves as counsel to Advantage and Allegiant.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-800-364-4890.

Allegiant Advantage Institutional Money Market Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Allegiant Advantage Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of the Institutional Money Market Fund (the “Fund”) (the sole portfolio of Allegiant Advantage Fund) as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market Fund of the Allegiant Advantage Fund at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 18, 2008

Allegiant Advantage Institutional Money Market Fund	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Year Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income†	Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
INSTITUTIONAL CLASS
2008	$1.00	$0.04	$—	*	$(0.04)	$1.00	4.43%	$2,289,971	0.16%	4.32%	0.18%	4.30%
2007	1.00	0.05	—	*	(0.05)	1.00	5.32	2,112,795	0.15	5.19	0.18	5.16
2006	1.00	0.04	—		(0.04)	1.00	4.00	1,521,950	0.17	4.10	0.22	4.05
2005(1)	1.00	0.01	—		(0.01)	1.00	1.40	676,417	0.17	2.42	0.24	2.35

ADVISOR CLASS(2)
2008	1.00	0.04	—	*	(0.04)	1.00	4.38	266,866	0.21	4.27	0.23	4.25
2007	1.00	0.04	—	*	(0.04)	1.00	3.68	529	0.20	5.14	0.23	5.11
2006	1.00	—	—		—	1.00	N/A	—	N/A	N/A	N/A	N/A
2005(1)	1.00	0.01	—		(0.01)	1.00	0.54	—	0.27	2.02	0.34	1.95

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

May 31, 2008

	Par (000)	Value (000)
COMMERCIAL PAPER† — 39.3%
Banks — 25.1%
Abbey National North America
2.790%, 06/04/08	$20,000	$19,995
2.770%, 11/14/08	20,000	19,744
ABN AMRO
2.450%, 06/12/08	20,000	19,985
2.660%, 07/01/08	20,000	19,956
2.640%, 08/15/08	20,000	19,890
ANZ
2.470%, 06/05/08	12,547	12,543
2.620%, 08/11/08	20,000	19,897
2.670%, 08/25/08	20,000	19,874
Danske
2.825%, 06/05/08	20,000	19,994
2.650%, 07/14/08	20,000	19,937
2.600%, 08/01/08	6,800	6,770
2.730%, 08/04/08	25,000	24,879
JPMorgan Chase
2.880%, 06/02/08	10,000	9,999
2.500%, 07/10/08	20,000	19,946
Lloyds TSB Bank PLC
2.540%, 08/25/08	20,000	19,880
Nordea North America
2.420%, 07/14/08	10,000	9,971
2.670%, 08/04/08	20,000	19,905
2.780%, 02/13/09	20,000	19,603
Rabobank USA Finance
2.620%, 06/11/08	20,000	19,985
2.350%, 06/13/08	4,500	4,496
2.480%, 07/09/08	20,000	19,948
Royal Bank of Canada
2.870%, 06/09/08	25,000	24,984
Royal Bank of Scotland Group PLC
2.720%, 06/13/08	15,000	14,986
3.880%, 06/16/08	20,000	19,968
2.630%, 08/07/08	15,200	15,126
Societe Generale North America
3.630%, 06/23/08	20,000	19,956
2.640%, 07/30/08	20,000	19,913
Svenska Handelsbanken
2.550%, 08/11/08	20,000	19,899
2.540%, 08/20/08	16,909	16,814
Toronto-Dominion Holdings
2.460%, 07/29/08	9,800	9,761
UBS Finance
2.575%, 06/06/08	20,000	19,993
2.585%, 08/20/08	20,000	19,885
Wells Fargo
2.350%, 07/07/08	20,000	19,953
Westpac Banking
2.880%, 06/04/08	22,000	21,995
2.700%, 06/05/08	20,000	19,994
2.680%, 07/10/08	10,000	9,971

		640,395

Financial Services — 13.4%
AIG Funding
2.690%, 08/08/08	20,000	19,898
Allianz Finance
2.700%, 06/19/08	20,000	19,973
2.600%, 07/21/08	15,000	14,946
2.750%, 08/01/08	20,000	19,907
2.500%, 08/22/08	20,000	19,886
Dexia Delaware LLC
2.770%, 06/09/08	20,000	19,988
2.700%, 07/11/08	20,000	19,940
2.600%, 08/08/08	20,000	19,902
Fortis Funding LLC
2.620%, 06/26/08	20,000	19,963
2.540%, 08/28/08	20,000	19,876
General Electric Capital
2.530%, 07/21/08	20,000	19,930
2.620%, 07/28/08	20,000	19,917
Greenwich Capital
2.700%, 07/14/08	15,000	14,952
ING Funding LLC
2.645%, 06/06/08	20,000	19,993
2.625%, 07/17/08	20,000	19,933
2.810%, 07/22/08	15,000	14,940
2.665%, 09/19/08	20,000	19,837
Prudential Funding LLC
2.380%, 06/16/08	20,000	19,980

		343,761

Retail — 0.8%
Wal-Mart Funding
2.700%, 06/17/08	20,000	19,976

Total Commercial Paper (Cost $1,004,132)		1,004,132

CERTIFICATES OF DEPOSIT — 18.4%
Domestic — 5.7%
American Express Centurion Bank
2.680%, 06/26/08	20,000	20,000
2.700%, 08/29/08	20,000	20,000
ANZ Banking Group
2.750%, 06/16/08	20,000	20,002
Bank of America
4.180%, 06/06/08	5,000	5,001
Citibank NA
2.720%, 08/05/08	20,000	20,000
2.600%, 08/22/08	20,000	20,000
2.620%, 08/27/08	20,000	20,000
U.S. Bank NA
2.780%, 02/23/09	20,000	20,000

		145,003

Yankee — 12.7%
Abbey National Treasury Services PLC CT (FRN)
2.638%, 10/02/08	20,000	20,008
Bank of Nova Scotia Houston
2.840%, 07/28/08	20,000	20,001
2.600%, 08/29/08	20,000	20,000
Bank of Scotland PLC NY
2.770%, 06/10/08	20,000	20,000
3.920%, 06/16/08	20,000	20,000
2.700%, 06/18/08	20,000	19,998
Barclays Bank PLC NY
2.550%, 08/21/08	20,000	20,000
2.600%, 08/26/08	20,000	20,000
Barclays Bank PLC NY (FRN)
3.018%, 10/07/08	20,000	20,000
BNP Paribas NY
2.690%, 06/13/08	20,000	20,000

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — continued
Yankee — continued
2.760%, 08/05/08	$20,000	$20,000
2.755%, 11/21/08	20,000	20,000
Fortis Bank NY (FRN)
2.646%, 09/30/08	5,300	5,303
Royal Bank of Canada NY
2.630%, 08/20/08	20,000	20,003
Societe Generale NY
2.630%, 08/26/08	20,000	20,000
Svenska Handelsbanken NY
2.800%, 06/10/08	20,000	20,000
UBS AG CT
4.040%, 06/16/08	20,000	20,000

		325,313

Total Certificates of Deposit (Cost $470,316)		470,316

CORPORATE BONDS — 18.0%
Banks — 8.8%
Bank of America
5.875%, 02/15/09	3,895	3,971
3.375%, 02/17/09	6,500	6,515
Bank of America (FRN)
3.208%, 07/03/09	20,000	20,000
Bank of Scotland PLC (FRN) (MTN)
2.669%, 06/24/08 (A)	10,000	10,000
BNP Paribas (FRN)
2.392%, 08/25/08 (A)	10,000	10,000
BNP Paribas (FRN) (MTN)
2.760%, 08/07/08	4,465	4,465
Fortis Bank SA (FRN)
2.788%, 07/18/08 (A)	20,000	20,003
JPMorgan Chase (FRN) (MTN)
2.724%, 04/03/09	20,000	19,967
Nordea Bank AB (FRN)
2.610%, 08/08/08 (A)	5,500	5,500
Rabobank Nederland NV (FRN)
2.728%, 04/06/09 (A)	20,000	19,984
Royal Bank of Canada (FRN)
3.233%, 08/14/09 (A)	20,000	20,000
Royal Bank of Scotland PLC (FRN)
2.868%, 07/21/08 (A)	5,000	5,002
Svenska Handelsbanken (FRN)
2.938%, 05/06/09 (A)	15,000	15,000
U.S. Bank NA
3.900%, 08/15/08	10,000	10,024
Wachovia Bank (FRN)
2.070%, 10/03/08	15,000	14,978
Wells Fargo (FRN)
2.594%, 07/15/09 (A)	20,000	20,000
Westpac Banking (FRN)
2.934%, 02/06/09 (A)	20,000	19,982

		225,391

Computer Hardware — 0.8%
International Business Machines (FRN)
2.684%, 09/02/08 (A)	20,000	19,993

Finance-Automotive — 0.8%
American Honda Finance (FRN) (MTN)
2.980%, 05/05/09 (A)	20,000	20,000

Insurance — 7.6%
AIG Matched Funding (FRN)
2.542%, 06/20/08 (A)	20,000	20,002
2.550%, 10/06/08 (A)	20,000	19,983
Allstate Life Global Funding Trusts (FRN)
2.744%, 09/04/08	20,000	19,986
Allstate Life Global Funding Trusts (FRN) (MTN)
2.696%, 06/30/08	15,000	14,999
MassMutual Global Funding II
2.550%, 07/15/08 (A)	10,650	10,649
Monumental Global Funding III (FRN)
2.894%, 01/15/09 (A)	20,000	19,986
Nationwide Life Global Funding I (FRN) (MTN)
2.679%, 09/23/08 (A)	20,000	20,016
Pricoa Global Funding I (FRN)
2.981%, 09/12/08 (A)	10,000	9,990
Pricoa Global Funding I (FRN) (MTN)
3.156%, 06/03/08 (A)	20,000	20,000
Principal Life Global Funding I
2.800%, 06/26/08 (A)	20,720	20,713
Principal Life Income Funding Trusts (FRN) (MTN)
2.829%, 08/07/09	18,000	17,980

		194,304

Total Corporate Bonds
(Cost $459,688)		459,688

FUNDING AGREEMENTS — 1.6%
Metropolitan Life Funding Agreement (FRN)
2.854%, 09/17/08 (B)	20,000	20,000
New York Life Funding Agreement (FRN)
2.748%, 06/05/08 (B)	22,000	22,000

Total Funding Agreements
(Cost $42,000)		42,000

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
Federal Home Loan Bank — 1.0%
Federal Home Loan Bank (FRN)
2.455%, 03/05/09	25,000	25,000

(Cost $25,000)

MASTER NOTE — 0.8%
Banks — 0.8%
Bank of America (DO)
2.435%, 06/02/08	20,000	20,000

(Cost $20,000)

	Number of Shares
MONEY MARKET FUNDS — 2.9%
AIM STIT Liquid Assets Portfolio	34,085,814	34,086
BlackRock Liquidity Funds TempFund	40,000,000	40,000

Total Money Market Funds (Cost $74,086)		74,086

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

May 31, 2008

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 11.9%
Bank of America
2.310% (dated 05/30/08, due 06/02/08, repurchase price $80,015,400, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 07/01/35, total market value $81,600,000)	$80,000	$80,000
Barclays
2.290% (dated 05/30/08, due 06/02/08, repurchase price $34,006,488, collateralized by Federal National Mortgage Association Bond, 4.350%, due 05/29/13, total market value $34,680,689)	34,000	34,000
Deutsche Bank
2.350% (dated 05/30/08, due 06/02/08, repurchase price $72,014,100, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.226% to 6.500%, due 04/01/35 to 05/01/38, total market value $73,440,000)	72,000	72,000
Greenwich Capital
2.330% (dated 05/30/08, due 06/02/08, repurchase price $40,007,767, collateralized by Federal National Mortgage Association Bonds, 5.000%, due 12/01/36 to 03/01/38, total market value $40,803,199)	40,000	40,000
Merrill Lynch
2.340% (dated 05/30/08, due 06/02/08, repurchase price $40,007,800, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 12/01/37, total market value $40,804,566)	40,000	40,000
UBS Securities
2.300% (dated 05/30/08, due 06/02/08, repurchase price $40,007,667, collateralized by Federal National Mortgage Association Bonds, 6.000%, due 04/01/36 to 08/01/37, total market value $40,803,271)	40,000	40,000

Total Repurchase Agreements
(Cost $306,000)		306,000

TOTAL INVESTMENTS — 93.9%
(Cost $2,401,222)*		$2,401,222

Other Assets & Liabilities — 6.1%		155,615

TOTAL NET ASSETS — 100.0%		$2,556,837

*		Also cost for Federal income tax purposes.
†		The rate shown is the effective yield at purchase date.
(A)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $326,803 and represents 12.8% of net assets as of May 31, 2008.
(B)		Illiquid Security. Total market value of illiquid securities is (000) $42,000 and represents 1.6% of net assets as of May 31, 2008.
DO	—	Demand Obligation: the rate shown is the rate in effect on May 31, 2008, and the date shown is the next reset date. The rate floats daily.
FRN	—	Floating Rate Note: the rate shown is the rate in effect on May 31, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
LLC	—	Limited Liability Company
MTN	—	Medium Term Note
PLC	—	Public Liability Company

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $2,401,222)	$2,401,222
Receivable for shares of beneficial interest sold	162,960
Interest receivable	4,531
Prepaid expenses	35

Total Assets	2,568,748

LIABILITIES
Payable for shares of beneficial interest redeemed	2,207
Payable for investment securities purchased	5,018
Dividends payable
Institutional Class	3,787
Advisor Class	513
Investment advisory fees payable	271
Shareholder services fees payable
Advisor Class	11
Administration fees payable	27
Custody fees payable	16
Transfer agent fees payable	4
Trustee fees payable	10
Other liabilities	47

Total Liabilities	11,911

TOTAL NET ASSETS	$2,556,837

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,556,818
Undistributed Net Investment Income	24
Accumulated Net Realized Loss on Investments	(5)

Total Net Assets	$2,556,837

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($2,289,970,920 ÷ 2,289,979,298 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Advisor Class ($266,866,281 ÷ 266,865,522 outstanding shares of beneficial interest)	$1.00

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF OPERATIONS (000)

For the Year Ended May 31, 2008

Investment Income:
Interest	$95,973

Total Investment Income	95,973

Expenses:
Investment advisory fees	3,246
Administration fees	287
Shareholder services fees:
Advisor Class	41
Transfer agent fees	21
Custodian fees	84
Professional fees	67
Pricing service fees	3
Printing and shareholder reports	30
Registration and filing fees	75
Trustees’ fees	19
Miscellaneous	139

Total Expenses	4,012

Less:
Waiver of investment advisory fees	(433)

Net Expenses	3,579

Net Investment Income	92,394

Net Realized Gain on Investments Sold	8

Net Increase in Net Assets Resulting from Operations	$92,402

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	For the Year Ended
	May 31, 2008	May 31, 2007
Investment Activities:
Net investment income	$92,394	$96,635
Net realized gain (loss) on investments sold	8	(12)

Net increase in net assets resulting from operations	92,402	96,623

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(89,894)	(96,440)
Advisor Class	(2,500)	(195)

Total dividends	(92,394)	(96,635)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	7,177,539	5,831,506
Advisor Class	590,005	43,088
Reinvestment of dividends:
Institutional Class	17,889	33,374
Advisor Class	234	136

Total proceeds from shares issued and reinvested	7,785,667	5,908,104

Value of shares redeemed:
Institutional Class	(7,018,259)	(5,274,024)
Advisor Class	(323,902)	(42,695)

Total value of shares redeemed	(7,342,161)	(5,316,719)

Increase in net assets from share transactions	443,506	591,385

Total increase in net assets	443,514	591,373

Net Assets:
Beginning of year	2,113,323	1,521,950

End of year*	$2,556,837	$2,113,323

* Including undistributed net investment income	$24	$24

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2008

1. Fund Organization

The Allegiant Advantage Fund (the “Trust”) was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class, which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held on May 31, 2008 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Shareholder services fees relating to the Advisor Class are charged directly to that class. Expenses common to both classes, investment income, and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with a value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate of 0.15% of the Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The waiver, which is calculated at an annual rate based on the Fund’s average daily net assets, was 0.02% during the year ended May 31, 2008.

Custodian Fees

PFPC Trust Co., an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Funds, another registered investment company managed by the Adviser. Custodian fees for the Trust and Allegiant Funds are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant Funds and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Allegiant Funds based on each Fund’s average daily net assets. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC is Assistant Treasurer of the Trust and Allegiant Funds. Another officer of PNC is Assistant Secretary of the Trust and Allegiant Funds.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class Shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.05% of the average daily net assets attributable to the Fund’s Advisor Class Shares held by a financial institution’s customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the “Plan”) for each share class in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. During the year ended May 31, 2008, the Trust did not pay any distribution/12b-1 fees and has voluntarily reduced the fees to 0.00%; the plan has not been amended.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and Allegiant Funds, which are allocated to the Trust and Allegiant Funds based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2008

Administration Fees

The Trust, PNC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC and NCB have agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as Co-Administrator, PNC receives fees at the following rates: 0.0125% of the first $1 billion of the Trust’s average daily net assets and 0.0100% of the Trust’s average daily net assets in excess of $1 billion. In addition, PNC receives a base fee of $15,000 per annum.

Transfer Agent

PNC serves as the Trust’s Transfer Agent. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the year ended May 31, 2008, PNC received $21,197 from the Fund in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Legal Fees

Expenses paid by the Trust for the year ended May 31, 2008 include legal fees of $45,334 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Effective November 30, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

The tax character of dividends paid, in the amount of $92,394,191, during the year ended May 31, 2008 was ordinary income.

As of May 31, 2008, the components of total net assets on a tax basis were as follows:

	Shares of Beneficial Interest (000)	Undistributed Ordinary Income (000)	Capital Loss Carryforward (000)	Post- October Losses (000)	Other Temporary Differences (000)	Total Net Assets (000)
Institutional Money Market Fund	$2,556,818	$4,353	$(4)	$(1)	$(4,329)	$2,556,837

Post-October losses represent losses realized on investment transactions from November 1, 2007 through May 31, 2008 that, in accordance with Federal income tax regulations, a fund may elect to defer and treat as having arisen in the following year.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, distribution payables and deferred organizational costs. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. As of May 31, 2008, the following permanent differences have been reclassified to/from the following accounts:

	Undistributed Net Investment Income (000)		Accumulated Net Realized Loss (000)	Paid-in-Capital (000)
Institutional Money Market Fund	$—	*	$—	$—	*

*	Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Fund	Expiring May 31,
	2014 (000)	2015 (000)	2016 (000)	Total
Institutional Money Market Fund	$1	$2	$1	$4

5. Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.

6. Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncements

In September 2006, FASB issued Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The adoption of Statement 157 will not have a material impact on the amounts reported in the financial statements.

The unaudited market value table below illustrates the expected beginning valuation hierarchy of securities upon adoption of Statement 157 effective June 1, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Money Market Fund	$74,086	$2,327,136	$—	$2,401,222

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2008

The balances shown are as of May 31, 2008 and reflect the values had Statement 157 been adopted at that time. To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained daily from a quoted price in an active market, such securities are reflected as Level 2.

Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund’s website at AllegiantFunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, Pennsylvania 19103

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Allegiant
ADVANTAGE FUND
AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ADV-AR-001-0608

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Dorothy A. Berry, Kelly J. Brennan, John F. Durkott, Richard W. Furst and Robert D. Neary is each qualified to serve as an audit committee financial expert serving on its audit committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

The board of trustees determined that Richard Furst qualified as an audit committee financial expert pursuant to paragraph (c)(4) of this Item because, in addition to his long service on the registrant’s board of trustees, (i) he holds graduate degrees in finance, (ii) he has been a professor of finance at, and dean of the business school for, a major U.S. university, and (iii) he has served on the audit committees of several other companies, including one that files reports with the Commission.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $20,750 and $19,800 for the fiscal years ended May 31, 2008 and 2007, respectively.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2008 and 2007, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2008 and 2007, respectively.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $0 and $0 for the fiscal years ended May 31, 2008 and 2007, respectively.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2008 and 2007, respectively.

All Other Fees

(d)	The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2008 and 2007, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $60,000 for the Registrant’s fiscal years ended May 31, 2008 and 2007, respectively. The 2007 services were for the Allegiant Marketing Budget Findings Report.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)	The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.	Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)	The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	N/A

(d)	N/A

(f)	Not applicable.

(g)	The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and to the its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $194,000 and $321,000 for the Registrant’s fiscal years ended May 31, 2008 and 2007, respectively. These services were for the Allegiant GIPS/AIMR examination reports, the Trust SAS70, Allegiant tax compliance services and the Allegiant Marketing Budget Findings Report.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date July 25, 2008

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date July 25, 2008

*	Print the name and title of each signing officer under his or her signature.